INVESTMENTS IN REHABILITATION OBLIGATION FUNDS	12 Months Ended
Jun. 30, 2020
Disclosure of investments in rehabilitation obligation funds [Abstract]
Investments in rehabilitation obligation funds
Amounts in R million	Note	2020	2019

Cash and cash equivalents in environmental rehabilitation trust funds		542.2	508.9
Opening balance		508.9	118.0
Acquisition of FWGR		-	360.4
Growth	6	33.3	30.5

Reimbursive right for environmental rehabilitation guarantees		83.8	78.6
Opening balance		78.6	126.0
Funds received		-	(55.2)
Growth	6	5.2	7.8

		626.0	587.5

CREDIT RISK

The Group is exposed to credit risk on the total carrying value of the investments held in the environmental rehabilitation trust funds.

The Group manages its exposure to credit risk by diversifying these investments across a number of major financial institutions, as well as investing funds in low-risk, interest-bearing cash and cash equivalents.

MARKET RISK

Interest rate risk

A change of 100 basis points (bp) in interest rates at the reporting date would have increased/(decreased) equity and profit/(loss) by the amounts shown below. This analysis assumes that all other variables, in particular the balance of the funds, remain constant. The analysis excludes income tax

Amounts in R million	2020	2019

100bp increase	5.4	5.1
100bp (decrease)	(5.4)	(5.1)

FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of the cash and cash equivalents in the environmental rehabilitation trust funds approximate their carrying value due to their short-term maturities.